NOTES PAYABLE - Notes payable, short and long term portion (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
NOTES PAYABLE
Total Notes Payable	$ 65,269	$ 82,546
Less: current portion	(23,036)	(23,036)
Long term portion	$ 42,233	$ 59,510